WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 82.3%
Angola - 1.1%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000		$7,726,031	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000		2,347,500	(a)

Total Angola					10,073,531

Argentina - 2.9%
Argentina Bonar Bonds (Argentina
BADLAR Private Deposit Rate + 2.000%)	31.641%	4/3/22	18,500,000	ARS	124,355	(b)(c)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	82,130,000	ARS	328,190	(b)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	493,129	(b)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,036,762		475,355	(d)
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	25,413,748		10,737,309	(d)
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	6,023,952		2,280,066	(d)
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	490,098		207,066	*(a)(e)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,400,000		1,368,500	*(a)(e)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	3,920,000		1,558,200	*(e)(f)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,500,000		1,417,500	*(e)(f)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,350,000		1,356,750	*(a)(e)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	500,000		310,000	(f)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	8,250,000		4,950,000	(d)(f)

Total Argentina					25,606,420

Armenia - 0.9%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	7,700,000		7,488,250	(f)

Bahrain - 1.4%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	4,100,000		4,406,457	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	8,400,000		7,762,652	(f)

Total Bahrain					12,169,109

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.6%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	10,173,000	BRL	$1,505,491
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	59,682,000	BRL	11,806,911
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,163,000	BRL	438,330

Total Brazil					13,750,732

Colombia - 3.0%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		23,400,888	(d)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000		2,678,000	(d)

Total Colombia					26,078,888

Costa Rica - 1.0%
Banco Nacional de Costa Rica	6.250%	11/1/23	2,220,000		2,292,150	(f)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,950,000		1,840,312	(f)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000		990,938	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		3,850,350	(d)(f)

Total Costa Rica					8,973,750

Croatia - 0.7%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		6,251,714	(a)

Dominican Republic - 2.8%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	8,210,000		8,753,995	(d)(f)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000		7,873,561	(f)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	4,200,000		4,443,600	(d)(f)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	3,950,000		3,752,539	(f)

Total Dominican Republic					24,823,695

Ecuador - 1.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,708		473,820	(f)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/30	4,244,940		2,886,602	(f)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ecuador - (continued)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/35	11,124,438	$6,201,985	(f)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/40	5,098,420	2,568,329	(f)

Total Ecuador				12,130,736

Egypt - 3.3%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,430,000	3,522,425	(f)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	5,800,000	5,686,581	(f)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	13,180,000	12,889,381	(d)(f)
Egypt Government International Bond, Senior Notes	8.875%	5/29/50	6,700,000	6,659,123	(f)

Total Egypt				28,757,510

El Salvador - 0.9%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000	5,525,080	(d)(f)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	3,200,000	2,514,880	(f)

Total El Salvador				8,039,960

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000	2,513,200	(a)

Georgia - 0.3%
Georgia Government International Bond	6.875%	4/12/21	2,360,000	2,410,119	(a)

Ghana - 1.7%
Ghana Government International Bond	10.750%	10/14/30	9,400,000	11,449,351	(d)(f)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000	1,624,356	(d)(f)
Ghana Government International Bond, Senior Notes	7.875%	2/11/35	2,000,000	1,693,800	(f)

Total Ghana				14,767,507

Guatemala - 1.1%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	8,450,000	9,734,400	(f)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.6%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000		$1,048,800	(a)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000		3,846,500	(f)

Total Honduras					4,895,300

Hungary - 1.7%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		14,482,368	(d)

Indonesia - 6.9%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		8,130,222	(d)(f)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		4,523,963	(a)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		26,352,410	(d)(f)(g)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	1,920,000		2,345,987	(d)(f)
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	131,422,000,000	IDR	9,854,000
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	126,438,000,000	IDR	9,150,610

Total Indonesia					60,357,192

Israel - 0.5%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,500,000		4,217,500

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,364,541	(f)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,688,938	(d)(f)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,325,617	(f)

Total Ivory Coast					7,379,096

Jamaica - 1.4%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	3,390,000		3,871,380	(d)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,288,880	(d)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	4,700,000		5,983,100

Total Jamaica					12,143,360

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.8%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		$452,092	(f)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	2,000,000		1,994,146	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		5,005,305	(f)

Total Jordan					7,451,543

Kazakhstan - 1.2%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,890,000		10,811,244	(a)

Kenya - 1.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		203,924	(d)(f)
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,310,000		2,275,928	(f)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		5,237,592	(d)(f)
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,380,000		2,355,776	(f)

Total Kenya					10,073,220

Mexico - 1.7%
Mexican Bonos, Bonds	6.500%	6/9/22	199,640,000	MXN	9,329,320
Mexican Bonos, Senior Notes	7.750%	11/23/34	84,080,000	MXN	4,266,000
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	1,132,000		1,421,560	(d)

Total Mexico					15,016,880

Nigeria - 1.8%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000		3,129,450	(d)(f)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,000,000		1,905,460	(f)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,890,000		1,809,203	(d)(f)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	2,960,000		2,676,950	(f)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000		6,176,793	(d)(f)

Total Nigeria					15,697,856

Oman - 2.8%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000		4,851,488	(f)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oman - (continued)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	$8,308,737	(d)(f)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	5,547,084	(f)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	5,403,619	(a)

Total Oman				24,110,928

Panama - 0.8%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,401,236	(d)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	231,433	(d)
Panama Government International Bond, Senior Notes	4.500%	4/1/56	4,200,000	5,281,500

Total Panama				6,914,169

Paraguay - 1.1%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,410,696	(d)(f)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	4,568,175	(f)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	2,330,200	(d)(f)

Total Paraguay				9,309,071

Peru - 5.7%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000	13,221,647	(g)
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	3,000,000	3,251,250	(d)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000	33,565,643	(d)(g)

Total Peru				50,038,540

Philippines - 0.6%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000	5,459,274	(d)

Poland - 1.8%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000	15,830,101	(d)(g)

Qatar - 3.9%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000	11,030,303	(f)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - (continued)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		$19,031,122	(f)(g)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	2,900,000		3,741,044	(f)

Total Qatar					33,802,469

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,744,666	(d)(f)

Russia - 6.8%
Russian Federal Bond - OFZ	7.000%	1/25/23	964,000,000	RUB	13,008,821
Russian Federal Bond - OFZ	8.150%	2/3/27	289,580,000	RUB	4,207,766
Russian Federal Bond - OFZ	7.050%	1/19/28	83,026,000	RUB	1,137,702
Russian Federal Bond - OFZ	7.700%	3/16/39	1,007,670,000	RUB	14,776,912
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,362,267	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	13,708,035		15,917,619	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		4,553,321	(d)(f)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		4,718,901	(d)(f)

Total Russia					59,683,309

Senegal - 1.8%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,237,595	(a)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	4,800,000	EUR	5,454,650	(f)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	6,600,000		6,531,591	(f)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	1,650,000		1,568,548	(f)

Total Senegal					15,792,384

South Africa - 0.5%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		4,253,170	(d)

Sri Lanka - 2.2%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	3,500,000		3,465,000	(a)
Sri Lanka Government International Bond, Senior Notes	5.875%	7/25/22	3,460,000		2,802,600	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sri Lanka - (continued)
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	4,680,000		$3,322,800	(a)
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	2,400,000		1,695,000	(a)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	4,630,000		3,194,700	(a)
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	6,600,000		4,554,000	(f)

Total Sri Lanka					19,034,100

Supranational - 1.0%
European Bank for Reconstruction & Development, Senior Notes	6.450%	12/13/22	134,803,200,000	IDR	9,178,938

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		3,396,345	(a)

Turkey - 1.6%
Export Credit Bank of Turkey, Senior Notes	4.250%	9/18/22	2,000,000		1,909,100	(f)
Turkey Government International Bond, Senior Notes	3.250%	3/23/23	850,000		808,541
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000		443,261
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000		4,885,034
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		953,646
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	6,160,000		4,607,163

Total Turkey					13,606,745

Ukraine - 3.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000		5,675,250	(d)(f)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	15,080,000		16,351,998	(a)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	2,000,000	EUR	1,922,959	(f)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	3,500,000		3,233,300	(f)

Total Ukraine					27,183,507

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 2.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	4/16/25	5,800,000	$6,182,568	(f)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000	6,814,827	(f)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	4,300,000	4,170,398	(f)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	4,430,000	4,550,319	(f)

Total United Arab Emirates				21,718,112

Uruguay - 1.2%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154	3,409,850	(d)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000	5,857,290	(d)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000	1,573,825	(d)

Total Uruguay				10,840,965

Venezuela - 0.3%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000	1,770,400	*(a)(e)(h)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000	560,000	*(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	336,400	*(e)

Total Venezuela				2,666,800

Vietnam - 1.1%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000	9,745,076	(d)(f)

TOTAL SOVEREIGN BONDS (Cost - $721,490,797)				720,403,749

CORPORATE BONDS & NOTES - 56.8%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.8%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	2,753,604	(d)(f)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	4,796,298	(f)

Total Diversified Telecommunication Services				7,549,902

Media - 1.3%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	3,436,569	(f)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,960,749	(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Prosus NV, Senior Notes	5.500%	7/21/25	2,750,000	$3,162,775	(d)(f)
Prosus NV, Senior Notes	4.850%	7/6/27	2,250,000	2,570,940	(d)(f)

Total Media				11,131,033

Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,650,000	2,756,570	(d)(f)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,710,000	5,038,829	(d)(f)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	449,680	(d)(f)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,110,000	2,184,905	(f)

Total Wireless Telecommunication Services				10,429,984

TOTAL COMMUNICATION SERVICES				29,110,919

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,126,964	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,700,000	1,859,961	(d)

TOTAL CONSUMER DISCRETIONARY				4,986,925

ENERGY - 21.2%
Oil, Gas & Consumable Fuels - 21.2%
CNOOC Curtis Funding No 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	3,023,374	(a)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,314,763	(d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	7,813,350	(d)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	2,013,176	(d)(f)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	4,000,000	4,282,332	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	5,760,624	(d)(f)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	5,913,554	(d)(f)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	6,784,000	(d)(f)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	6,377,251	(d)(f)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	3,815,928	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,901,562	(d)(f)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	7,400,000		$7,688,230	(f)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000		2,688,494	(d)(f)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000		16,382,200	(d)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000		1,041,250	(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000		6,639,360	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000		6,628,500
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000		14,715,078	(d)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000		498,900	*(a)(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000		244,350	*(a)(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000		11,712,600	(d)(f)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000		5,368,500	(d)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000		2,468,151	(d)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	9,060,000		7,537,920	(d)
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000		2,562,750	(d)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	4,930,000		4,133,238	(d)(f)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000		9,624,265	(f)
Reliance Industries Ltd., Senior Notes	4.500%	10/19/20	6,610,000		6,621,832	(d)(f)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000		12,171,931	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,199,956	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000		6,021,999	(d)(f)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000		2,604,773	(d)(f)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		3,428,006	(d)(f)
YPF SA, Senior Notes	16.500%	5/9/22	78,563,600	ARS	354,078	(b)(f)
YPF SA, Senior Notes	16.500%	5/9/22	39,570,000	ARS	178,338	(a)(b)

TOTAL ENERGY					185,514,613

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 12.0%
Banks - 9.3%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	$2,540,368	(d)(f)
Banco de Credito del Peru, Subordinated Notes (3.125% to 7/1/25 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.125%	7/1/30	3,310,000	3,326,153	(c)(d)(f)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000	1,112,509	(d)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	5,896,460	(c)(d)(f)(i)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	11,300,000	11,195,475	(f)
Bancolombia SA, Senior Notes	3.000%	1/29/25	4,000,000	4,010,240
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	4,760,000	4,801,650	(c)(f)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	1,071,689	(c)(d)(f)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,343,250	(c)(d)(f)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	6,970,000	6,800,977	(c)(d)(f)(i)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000	18,918,983	(a)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,390,285	(d)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	10,148,212	(d)(f)

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,410,000		$3,923,853	(c)(d)(f)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	4,600,000		4,911,561	(c)(f)

Total Banks					81,391,665

Capital Markets - 0.3%
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000		2,499,576	(c)(d)(f)(i)

Consumer Finance - 1.2%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000		6,100,010	(f)
International Finance Corp., Senior Notes	15.500%	1/29/21	127,000,000	UAH	4,582,771

Total Consumer Finance					10,682,781

Diversified Financial Services - 1.2%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	4,700,000		4,658,875	(d)(f)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000		2,909,088	(d)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000		1,004,488	(d)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000		1,996,581	(d)(f)

Total Diversified Financial Services					10,569,032

TOTAL FINANCIALS					105,143,054

INDUSTRIALS - 2.2%
Industrial Conglomerates - 0.8%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000		1,135,020	(d)(f)
General Electric Co., Senior Notes	3.450%	5/1/27	810,000		858,853	(d)
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	5,220,000		5,240,524	(d)(f)

Total Industrial Conglomerates					7,234,397

Road & Rail - 0.9%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000		3,204,595	(d)(f)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	4.700%	5/7/50	4,000,000		4,924,500	(f)

Total Road & Rail					8,129,095

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.5%
DP World PLC, Senior Notes	5.625%	9/25/48	3,400,000	$3,893,000	(d)(f)

TOTAL INDUSTRIALS				19,256,492

MATERIALS - 10.8%
Chemicals - 5.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	222,232	(a)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,511,562	(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.625%	3/14/23	10,700,000	11,348,144	(a)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	3,950,000	4,269,385	(a)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	498,547	(a)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,367,437	(d)(f)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	210,375	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,802,141	(d)(f)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,331,401	(d)(f)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,917,770	(d)(f)
Orbia Advance Corp SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,232,355	(d)(f)
Orbia Advance Corp SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	5,790,800	(d)(f)
Phosagro OAO Via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	2,779,000	2,849,167	(d)(f)
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	2,100,000	2,301,474	(f)

Total Chemicals				49,652,790

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	3,018,550	(d)(f)

Metals & Mining - 3.3%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	9,000,000	8,880,210	(f)(j)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	11,249,239	(d)(f)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	455,169	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	7,914,302	(d)

Total Metals & Mining				28,498,920

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.5%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	$2,452,383	(d)(f)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,204,219	(d)(f)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	3,954,562	(d)(f)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	4,499,480	(d)

Total Paper & Forest Products				13,110,644

TOTAL MATERIALS				94,280,904

Real Estate - 3.1%
Real Estate Management & Development - 3.1%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	9/7/21	4,000,000	4,074,999	(a)
China Overseas Finance Cayman III Ltd., Senior Notes	5.375%	10/29/23	2,460,000	2,743,939	(a)
China Overseas Finance Cayman VII Ltd., Senior Notes	4.250%	4/26/23	6,000,000	6,410,682	(a)
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	7/25/22	10,000,000	10,220,575	(a)
Radiant Access Ltd., Senior Notes	4.600%	11/18/20	2,000,000	2,006,490	(a)(i)
Yuzhou Properties Co. Ltd., Senior Secured Notes	6.000%	10/25/23	2,000,000	1,984,995	(a)

TOTAL REAL ESTATE				27,441,680

Utilities - 3.6%
Electric Utilities - 3.2%
Abu Dhabi National Energy Co. PJSC,
Senior Notes	4.875%	4/23/30	5,100,000	6,352,397	(f)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	6,120,569	(d)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	6,340,000	6,400,959	(a)
Kallpa Generacion SA, Senior Notes	4.875%	5/24/26	2,270,000	2,454,029	(a)
Perusahaan Listrik Negara PT, Senior
Notes	5.250%	5/15/47	5,810,000	6,662,879	(a)(d)

Total Electric Utilities				27,990,833

Independent Power and Renewable Electricity Producers - 0.4%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	540,377	(d)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	3,202,780	(d)(f)

Total Independent Power and Renewable Electricity Producers				3,743,157

TOTAL UTILITIES				31,733,990

TOTAL CORPORATE BONDS & NOTES (Cost - $474,997,100)				497,468,577

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Argentina Treasury Bond (Cost - $272,558)		1.000%	8/5/21	62,794,467	ARS	$431,886	(b)

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Indonesian Rupiah, Put @ 14,900.00IDR (Cost - $176,968)	JPMorgan Chase & Co.	12/22/20	8,800,000	8,800,000		176,968

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,196,937,423)						1,218,481,180

		RATE		SHARES
SHORT-TERM INVESTMENTS - 1.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $9,788,109)		0.019%		9,788,109		9,788,109

TOTAL INVESTMENTS - 140.3% (Cost - $1,206,725,532)						1,228,269,289
Liabilities in Excess of Other Assets - (40.3)%						(352,966,649)

TOTAL NET ASSETS - 100.0%						$875,302,640

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)	The coupon payment on this security is currently in default as of September 30, 2020.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(h)	The maturity principal is currently in default as of September 30, 2020.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Securities traded on a when-issued or delayed delivery basis.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UAH	— Ukrainian Hryvnia
USD	—United States Dollar

At September 30, 2020, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
JPMorgan Chase & Co.	0.550%	7/14/2020	TBD	**	$11,896,852	Sovereign Bonds	$12,313,728
						Cash	155,600
JPMorgan Chase & Co.	0.700%	6/12/2020	TBD	**	2,219,622	Sovereign Bonds	2,564,478
						Cash	32,405

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
JPMorgan Chase & Co.	1.400%	7/15/2020	10/2/2020		$21,670,042	Sovereign Bonds	$25,399,913
						Cash	320,960
JPMorgan Chase & Co.	1.550%	3/5/2020	TBD	**	31,042,342	Sovereign Bonds	35,377,187
						Cash	447,035

					$66,828,858		$76,611,306

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of September 30, 2020.

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Indonesian Rupiah, Call	JPMorgan Chase & Co.	12/22/21	15,500.00	IDR	8,800,000	8,800,000	$(115,896)
U.S. Dollar/Indonesian Rupiah, Put	JPMorgan Chase & Co.	12/22/20	14,500.00	IDR	8,800,000	8,800,000	(73,656)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $ 189,552)							$(189,552)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

IDR	— Indonesian Rupiah

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	403	12/20	$56,170,153	$56,231,094	$(60,941)
U.S. Treasury Long-Term Bonds	146	12/20	25,942,038	25,737,062	204,976

Net unrealized appreciation on open futures contracts					$144,035

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	36,561,964	USD	497,482	Bank of America N.A.	10/15/20	$(27,694)

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,866,492	RUB	368,726,815	Bank of America N.A.	10/15/20	$128,687
USD	7,688,809	RUB	568,895,000	Bank of America N.A.	10/15/20	379,024
USD	13,804,493	RUB	997,202,093	Bank of America N.A.	10/15/20	991,350
INR	38,551,990	USD	509,610	Barclays Bank PLC	10/15/20	12,115
USD	3,423,625	IDR	50,351,256,494	Barclays Bank PLC	10/15/20	44,414
USD	12,193,073	IDR	182,115,736,000	Barclays Bank PLC	10/15/20	(29,214)
USD	511,130	INR	38,551,990	Barclays Bank PLC	10/15/20	(10,595)
USD	2,378,639	ZAR	40,400,000	Barclays Bank PLC	10/15/20	(28,915)
ZAR	3,051,000	USD	173,018	Barclays Bank PLC	10/15/20	8,800
USD	2,188,787	RUB	157,724,000	Goldman Sachs Group Inc.	10/15/20	162,177
ZAR	37,349,000	USD	2,166,227	Goldman Sachs Group Inc.	10/15/20	59,509
USD	14,441,815	BRL	77,480,337	JPMorgan Chase & Co.	10/15/20	651,148
USD	13,178,541	MXN	304,569,267	JPMorgan Chase & Co.	10/15/20	(571,143)
USD	1,483,835	EUR	1,320,000	BNP Paribas SA	10/16/20	(64,311)
USD	1,489,815	EUR	1,320,000	BNP Paribas SA	10/16/20	(58,330)
USD	1,508,458	EUR	1,340,000	BNP Paribas SA	10/16/20	(63,144)
USD	2,284,280	EUR	2,022,815	BNP Paribas SA	10/16/20	(88,153)
EUR	6,002,815	USD	7,004,985	Citibank N.A.	10/16/20	35,341
USD	4,914,099	IDR	73,991,580,000	JPMorgan Chase & Co.	1/15/21	(8,910)
USD	38,082,010	SAR	143,116,000	Bank of America N.A.	3/15/21	(45,496)
USD	1,180,138	SAR	4,430,000	Goldman Sachs Group Inc.	3/15/21	(58)

Total						$1,476,602

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	19

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Republic of Chile, 3.240%, due 2/6/28	$19,700,000	12/20/24	0.522%	1.000% quarterly	$(397,287)	$550,033	$(947,320)
State of Qatar, 9.750%, due 6/15/30	19,700,000	12/20/24	0.386%	1.000% quarterly	(511,462)	565,393	(1,076,855)

Total	$39,400,000				$(908,749)	$1,115,426	$(2,024,175)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

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Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$720,403,749	—	$720,403,749
Corporate Bonds & Notes	—	497,468,577	—	497,468,577
Non-U.S. Treasury Inflation Protected Securities	—	431,886	—	431,886
Purchased Options	—	176,968	—	176,968

Total Long-Term Investments	—	1,218,481,180	—	1,218,481,180

Short-Term Investments†	$9,788,109	—	—	9,788,109

Total Investments	$9,788,109	$1,218,481,180	—	$1,228,269,289

Other Financial Instruments:
Futures Contracts	$204,976	—	—	$204,976
Forward Foreign Currency Contracts	—	$2,472,565	—	2,472,565

Total Other Financial Instruments	$204,976	$2,472,565	—	$2,677,541

Total	$9,993,085	$1,220,953,745	—	$1,230,946,830

23

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$189,552	—	$189,552
Futures Contracts	$60,941	—	—	60,941
Forward Foreign Currency Contracts	—	995,963	—	995,963
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection	—	2,024,175	—	2,024,175

Total	$60,941	$3,209,690	—	$3,270,631

†	See Schedule of Investments for additional detailed categorizations.

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